Report of Directors Corporate Governance - Long-term incentive awards (Details) - Long-Term Incentive Awards £ in Thousands	12 Months Ended
Dec. 31, 2018 GBP (£)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance period	3 years
Metric weighting percent	100.00%
Target percentage of payout	50.00%
Return on tangible equity (with CET1 underpin)	11.00%
Retention period	1 year
Employee advocacy	70.00%
Return on tangible equity
Disclosure of terms and conditions of share-based payment arrangement [line items]
Metric weighting percent	75.00%
Employee advocacy
Disclosure of terms and conditions of share-based payment arrangement [line items]
Metric weighting percent	12.50%
Environmental, social and governance rank
Disclosure of terms and conditions of share-based payment arrangement [line items]
Metric weighting percent	12.50%
John Flint
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	£ 3,840
Marc Moses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	£ 2,232
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Return on tangible equity (with CET1 underpin)	10.00%
Employee advocacy	65.00%
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Return on tangible equity (with CET1 underpin)	12.00%
Employee advocacy	75.00%
Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%
Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%
Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%
Tranche 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%
Tranche 5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%